Average Annual Total Returns			12 Months Ended	30 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		5.73%	6.20%
Performance Inception Date	[1]	Jun. 30, 2023
SEI DBi Multi-Strategy Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.84%	4.19%
SEI DBi Multi-Strategy Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.64%	4.03%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		7.30%	4.74%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		4.18%	4.85%

[1]	The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund's Class F Shares. In anticipation of the reorganization, the Predecessor Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F's total fund operating expenses to an amount equal to the Fund's expected total annual fund operation expenses. The Fund's returns would have only differed from the returns of the Predecessor Fund's Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund's current total annual fund operation